Allowances for Loan Losses_Changes In The Book Value Of Loans At Amortized Cost(Details) - Loans at amortized cost - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	₩ 293,296,370	₩ 262,092,823
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12month expected credit losses	54,530,173	8,399,033
Transfer to lifetime expected credit losses	(57,514,696)	(11,867,144)
Transfer to lifetime expected credit losses (impaired)	(564,375)	(780,095)
Write-offs	(2)	0
Disposal	(889,880)	(490,070)
Net increase(decrease) (Execution, repayment and others)	27,519,419	35,941,823
Ending	316,377,009	293,296,370
Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	26,417,165	27,216,234
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12month expected credit losses	(54,412,664)	(8,322,782)
Transfer to lifetime expected credit losses	58,078,679	11,938,263
Transfer to lifetime expected credit losses (impaired)	(1,792,641)	(901,109)
Write-offs	26	(8)
Disposal	(18,163)	(10,557)
Net increase(decrease) (Execution, repayment and others)	(4,458,294)	(3,502,876)
Ending	23,814,108	26,417,165
Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	2,097,749	2,270,094
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12month expected credit losses	(117,509)	(76,251)
Transfer to lifetime expected credit losses	(563,983)	(71,119)
Transfer to lifetime expected credit losses (impaired)	2,357,016	1,681,204
Write-offs	(1,188,608)	(1,079,427)
Disposal	(188,080)	(192,415)
Net increase(decrease) (Execution, repayment and others)	(495,627)	(434,337)
Ending	₩ 1,900,958	₩ 2,097,749